                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/08

Check here if Amendment  |_|; Amendment Number:
              This Amendment (Check only one.):  |_|  is a restatement.
                                                 |_|  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Paul Manners & Associates, Inc.
Address: 3414 Peachtree N.E. Suite 1250
         Atlanta, GA 30326

Form 13F File Number: 028-11316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Craig
Title: Managing Partner
Phone: 479 452 0996

Signature, Place, and Date of Signing:


     /s/ David Craig               Ft. Smith, AR               November 10, 2008
   ---------------------       ---------------------       ---------------------
        [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name


28-_________________     _______________________________

[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:          159

Form 13F Information Table Value Total:  $    76,170
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number     Name


______    28-_________________     _______________________________

[Repeat as necessary.]

PAUL MANNERS & ASSOCIATES
FORM 13F
Combined
30-Sep-08

                                                                                                             Voting Authorit
                                                                                                          ---------------------
                                                         Value   Shares/   Sh/  Put/  Invstmt   Other
Name of Issuer                 Title of class   CUSIP    x$1000) Prn Amt   Prn  Call  Dscretn  Managers  Sole      Shared  None
-----------------------------  -------------- ---------  ------- -------   ---  ----  -------  -------- --------   ------  ----

3M CO                          COMMON STOCKS  88579y101    845        12365 SH        Sole                    9917              2448
                                                            91         1340 SH        Defined                 1340
ABBOTT LABS                    COMMON STOCKS  002824100    330         5728 SH        Sole                    4268              1460
AFLAC INC.                     COMMON STOCKS  001055102     23          400 SH        Sole                     400
                                                           427         7264 SH        Defined                                   7264
AGL RESOURCES                  COMMON STOCKS  001204106   1209        38551 SH        Sole                   32151              6400
                                                           156         4950 SH        Defined                 3550              1400
ALCOA INC.                     COMMON STOCKS  013817101    611        27075 SH        Sole                   20575              6500
                                                            50         2200 SH        Defined                 1900               300
AMGEN INC.                     COMMON STOCKS  031162100    384         6475 SH        Sole                    5525               950
                                                            34          579 SH        Defined                                    579
AMERICAN EXPRESS               COMMON STOCK   025816109    210         5930 SH        Sole                    5930
                                                            34          948 SH        Defined                  948
AMERICAN INTL GRP              COMMON STOCK   026874107     25    7518.1287 SH        Sole               7518.1287
                                                             9         2824 SH        Defined                 2624               200
AON CORP                       COMMON STOCKS  037389103    922        20500 SH        Sole                   14650              5850
                                                            22          500 SH        Defined                  500
Archer Daniels                 COM            039483102    418        19075 SH        Sole                   17800              1275
                                                            35         1600 SH        Defined                  600              1000
AT&T Inc.                      COMMON STOCKS  00206r102   1637    58636.001 SH        Sole                   49597              9039
                                                           676        24212 SH        Defined                14428    2062      7722
Aegon N.V.                     COMMON STOCKS  007924103     70         7947 SH        Sole                    7947
                                                            41         4638 SH        Defined                  188              4450
Analog Devices Inc.            COMMON STOCKS  032654105    417        15850 SH        Sole                   11050              4800
                                                             7          250 SH        Defined                                    250
Automatic Data Processing      COMMON STOCK   053015103    377         8815 sh        Sole                    8615               200
BANK OF AMERICA                COMMON STOCKS  060505104   3666       104754 SH        Sole                   81127             23627
                                                          2251        64313 SH        Defined                 3811             60502
BB&T Corp.                     COMMON STOCKS  054937107    311         8215 SH        Defined                 8215
BJ Services Company            COMMON STOCKS  055482103    494        25800 SH        Sole                   19500              6300
                                                            32         1700 SH        Defined                 1300               400
Bancorpsouth Inc.              COMMON STOCKS  059692103    420        14949 SH        Sole                   14949
                                                             6          200 SH        Defined                  200
Bristol-Meyers Squibb          COMMON STOCK   110122108    211        10086 SH        Sole                   10086
                                                            54         2600 SH        Defined                 2600
CBL & ASSOCIATES PROPERTIES    COMMON STOCKS  124830100    268        13359 SH        Sole                   11359              2000
                                                            60         3000 SH        Defined                 3000
CHESAPEAKE ENERGY CORP         COMMON STOCKS  165167107    627        17500 SH        Sole                   12900              4600
                                                            97      2701.79 SH        Defined              2701.79
CHEVRON CORPORATION            COMMON STOCKS  166764100   1372        16629 SH        Sole                   12654              3975
                                                           796         9648 SH        Defined                 2534              7114
CISCO SYSTEMS, INC.            COMMON STOCKS  17275R102    305        13479 SH        Sole                   10729              2750
                                                            64         2861 SH        Defined                 2225               636
Citigroup                      COMMON STOCK   172967101    235        11458 SH        Sole                   10658               800
                                                            15          750 SH        Defined                  750
COCA-COLA                      COMMON STOCKS  191216100   1252        23676 SH        Sole                   17580              6096
                                                           914        17286 SH        Defined                 4500             12786
Colgate Palmolive              COMMON STOCKS  194162103    173         2300 SH        Sole                    2300
                                                            30          400 SH        Defined                  400
CONOCOPHILLIPS                 COMMON STOCKS  20825c104   1581        21586 SH        Sole                   18136              3450
                                                           132     1805.657 SH        Defined              505.657              1300
CVS CAREMARK CORP.             COMMON STOCKS  126650100    934        27750 SH        Sole                   19050              8700
                                                           140         4150 SH        Defined                  900              3250

Carnival Cruise Lines          COMMON STOCKS  143658102    511        14464 SH        Sole                   11600              2864
                                                            36         1000 SH        Defined                  800               200
Cousins Pptys Inc. Com         COMMON STOCKS  222795106    189         7500 SH        Sole                    7500
                                                            23          900 SH        Defined                  900
CREF Stock Teachers Retirement COM                         245     1195.833 SH        Sole                1195.833
Crusader Energy Group Inc      COM            228834107     31        10000 SH        Defined                10000
DUKE ENERGY CORP.              COMMON STOCKS  26441C105    931        53386 SH        Sole                   41857             11529
                                                            63         3650 SH        Defined                 1500              2150
EMC CORP                       COMMON STOCKS  268648102    283        23680 SH        Sole                   16500              7180
                                                            60         5000 SH        Defined                 1000              4000
EXXON MOBIL CORP               COMMON STOCKS  30231g102   1869        24066 SH        Sole                   21189              2877
                                                          2725        35088 SH        Defined                11195             23893
Emerson Electric               COMMON STOCKS  291011104    135         3290 SH        Sole                    3290
                                                           221         5440 SH        Defined                 5440
GENERAL ELECTRIC               COMMON STOCKS  369604103   2248        88135 SH        Sole                   68054             20081
                                                          1474    57835.194 SH        Defined            39110.194             18725
GOODRICH, BF                   COMMON STOCKS  382388106    777        18672 SH        Sole                   14650              4022
                                                            46         1100 SH        Defined                 1000               100
Genuine Parts                  COMMON STOCKS  372460105    101         2510 SH        Sole                    1837               673
                                                           344         8554 SH        Defined                                   8554
HOME DEPOT                     COMMON STOCKS  437076102    873   33748.1873 SH        Sole                   29898          3850.187
                                                           320        12352 SH        Defined                 3165              9187
HONEYWELL INTERNATIONAL INC    COMMON STOCKS  438516106   1054        25350 SH        Sole                   19075              6275
                                                            12          300 SH        Defined                  100               200
Harris Corp.                   COMMON STOCKS  413875105    997        21568 SH        Sole                   21568
                                                             9          200 SH        Defined                  200
INT'L BUSINESS MACHINES        COMMON STOCKS  459200101    162         1385 SH        Sole                    1385
                                                           147         1258 SH        Defined                 1258
INTEL CORP                     COMMON STOCKS  458140100    520        27785 SH        Sole                   21565              6220
                                                            38         2019 SH        Defined                  975              1044
INTERNATIONAL PAPER            COMMON STOCKS  460146103    626        23877 SH        Sole                   19177              4700
                                                            28         1100 SH        Defined                  800               300
ISHARES MSCI EAFE INDEX FUND   COMMON STOCKS  464287465    194         3450 SH        Sole                    2750               700
                                                             7          125 SH        Defined                  125
J P MORGAN CHASE               COMMON STOCKS  46625h100    973        20818 SH        Sole                   15953              4865
                                                           297         6380 SH        Defined                 4730              1650
JOHNSON & JOHNSON              COMMON STOCKS  478160104   2627        37919 SH        Sole                   32416              5503
                                                           405     5845.968 SH        Defined                 3745          2100.968
Jefferson Bancshares Inc/AF    COMMON STOCKS  472374107    216         8272 SH        Defined                 8272
Kohls Corp                     COMMON STOCKS  500255104    338         7325 SH        Sole                    6300              1025
                                                            39          850 SH        Defined                  350               500
KRAFT FOODS INC                COMMON STOCKS  50075n104     95         2828 SH        Sole                    1964               864
                                                           119         3694 SH        Defined                 3194               500
Kinder Morgan Energy Partners  COMMON STOCKS  494550106    492         9450 SH        Sole                    7750              1700
                                                             5          100 SH        Defined                  100
L-3 COMMUNICATIONS HLDGS INC.  COMMON STOCKS  502424104   1614        16426 SH        Sole                   11401              5025
                                                           153         1550 SH        Defined                  850               700
MEDTRONIC, INC.                COMMON STOCKS  585055106    571        11395 SH        Sole                    9020              2375
                                                            44          875 SH        Defined                  875
MERCK                          COMMON STOCKS  589331107    162         5130 SH        Sole                    3930              1200
                                                            92         2903 SH        Defined                 1703              1200
MICROSOFT CORP                 COMMON STOCKS  594918104    611        22887 SH        Sole                   20337              2550
                                                            29         1074 SH        Defined                  300               774
McDonalds Corp                 COMMON STOCKS  580135101    168         2722 SH        Sole                    2242               480
                                                            72         1170 SH        Defined                                   1170
Monsanto Co                    COMMON STOCKS  6116W101     202         2042 SH        Sole                    2042
                                                           117         1184 SH        Defined                 1184
Oxford Inds                    COMMON STOCKS  691497309    789        30559 SH        Sole                   30559
PEABODY ENERGY CORP            COMMON STOCKS  704549104    797        17700 SH        Sole                   13850              3850
                                                            11          250 SH        Defined                  250
PEPSICO                        COMMON STOCKS  713448108   2063        28947 SH        Sole                   23309              5638
                                                           238     3345.406 SH        Defined             1845.406              1500
PFIZER                         COMMON STOCKS  717081103    379        20550 SH        Sole                   11150              9400
                                                          1770        96009 SH        Defined                15240             80769
PLUM CREEK TIMBER              COMMON STOCKS  729251108    787        15188 SH        Sole                   12438              2750
                                                            35         1300 SH        Defined                 1300
PROCTER & GAMBLE               COMMON STOCKS  742718109   1866        26780 SH        Sole                   20830              5950
                                                           242         3470 SH        Defined                 2150      20      1300
Philip Morris International    COMMON STOCKS  718172109    204         4454 SH        Sole                    3204              1250
                                                           253         5047 SH        Defined                 4547               500

Qualcomm Inc                   COMMON STOCK   747525103    334         7770 SH        Sole                    6745              1025
                                                            17          400 SH        Defined                  200               200
Royal Dutch Shell PLC-ADR      COMMON STOCK   780259206    259         4398 SH        Sole                    4398
                                                            18          300 SH        Defined                  300
S&P 500 Depositary Receipts    COMMON STOCK   78462F103    167         1445 SH        Sole                    1415                30
                                                            38          325 SH        Defined                  325
SUNTRUST BANKS                 COMMON STOCKS  867914103    484        10767 SH        Sole                    7147              3620
                                                           913        20292 SH        Defined                 2524             17768
Sirius SX Radio Inc            COMMON STOCKS  82967N108     15        26600 SH        Sole                   26500               100
                                                             1         1452 SH        Defined                 1052               400
Southern Company               COMMON STOCKS  842587107    475        12610 SH        Sole                    8860              3750
                                                           602        15955 SH        Defined                 4265             11690
Spectra Energy Corp            COMMON STOCKS  847560109    831        34906 SH        Sole                   27042              7864
                                                            36         1525 SH        Defined                  700               825
Synovus Financial              COMMON STOCKS  87161C105     43         4164 SH        Sole                    2500              1664
                                                           135        13012 SH        Defined                                  13012
TEPPCO PARTNERS                COMMON STOCKS  872384102    303        11600 SH        Sole                    9900              1700
                                                            46         1750 SH        Defined                 1750
Terex Corp.                    COMMON STOCKS  880779103    611        20025 SH        Sole                   17050              2975
                                                            63         2075 SH        Defined                 1275               800
UNITED TECHNOLOGIES            COMMON STOCKS  913017109     68         1140 SH        Sole                    1140
                                                           499    8297.5051 SH        Defined                 1200         7097.5051
VERIZON                        COMMON STOCKS  92343v104    824     25666.36 SH        Sole                22150.36              3516
                                                           147         4575 SH        Defined                 1223      30      3322
VULCAN MATERIALS CO            COMMON STOCKS  929160109    400         5375 SH        Sole                    4425               950
                                                            34          450 SH        Defined                  300               150
Valero Energy Corp.            COMMON STOCKS  91913Y100    717        23675 SH        Sole                   18975              4700
                                                            79         2600 SH                                1950               650
WACHOVIA CORP                  COMMON STOCKS  929903102     81        23213 SH        Sole                   10435             12778
                                                           199        56727 SH        Defined                 4480             52247
WAL-MART STORES                COMMON STOCKS  931142103   1271    21214.596 SH        Sole                 19814.6              1400
                                                          1038        17332 SH        Defined                17132               200
WALT DISNEY COMPANY            COMMON STOCKS  254687106    338        11027 SH        Sole                    7194              3833
                                                            30          975 SH        Defined                  675               300
Wells Fargo & Co.              COMMON STOCK   949740104    246         6553 SH        Sole                    6153               400
WYETH                          COMMON STOCKS  983024100    462        12500 SH        Sole                    5800              6700
                                                          2672        72341 SH        Defined                 6450             65891
                                                                 2140581.63                             1410125.97    2112 728343.66
                                                         76170